S000004348 [Member] Investment Objectives and Goals - iShares Latin America 40 ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® LATIN AMERICA 40 ETFTicker: ILFStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities.